Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Accrued research and development expenses	$ 6,058	$ 5,172	$ 518
Accrued employee compensation and benefits	740	1,142	942
Accrued professional fees	898	1,756	108
Other accrued expenses	448	8	9
Total accrued expenses	$ 8,144	$ 8,078	$ 1,577